UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08518
                                                    -----------

                              GAMCO Gold Fund, Inc.
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2006
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              GAMCO GOLD FUND, INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006






TO OUR SHAREHOLDERS,

      During the second quarter of 2006, the GAMCO Gold Fund (the "Fund") rose 3.5%, while the Philadelphia Gold and Silver ("XAU") Index and the Lipper Gold Fund Average were up 1.7% and 1.6%, respectively. For the six month period ended June 30, 2006, the Fund gained 24.8% versus returns of 12.7% and 22.4% for the XAU Index and the Lipper Gold Fund Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2006.






COMPARATIVE RESULTS

--------------------------------------------------------------------------------------------------------------------
                                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2006 (A)
                                ------------------------------------------------
                                                                                                              Since
                                                        Year to                                             Inception
                                              Quarter    Date      1 Year    3 Year    5 Year     10 Year   (7/11/94)
---------------------------------------------------------------------------------------------------------------------
  GAMCO GOLD FUND CLASS AAA ................  3.47%     24.81%     76.37%    30.54%    35.10%      7.58%     8.92%

  Philadelphia Gold and Silver Index .......  1.66      12.71      56.14     23.62     23.59       2.93      3.20
  Lipper Gold Fund Average .................  1.55      22.38      67.81     31.95     31.93       6.58      8.84
  S&P 500 Composite Stock Price Index ...... (1.44)      2.71       8.62     11.21      2.49       8.32     11.00

  Class A ..................................  3.47      24.77      76.43     30.54     35.10       7.58      8.92
                                             (2.48)(b)  17.60(b)   66.28(b)  27.99(b)  33.51(b)    6.94(b)   8.39(b)
  Class B ..................................  3.26      24.31      75.03     29.52     34.38       7.29      8.68
                                             (1.74)(c)  19.31(c)   70.03(c)  28.92(c)  34.25(c)    7.29(c)   8.68(c)
  Class C ..................................  3.30      24.32      75.05     29.56     34.40       7.30      8.69
                                              2.30(c)   23.32(c)   74.05(c)  29.56(c)  34.40(c)    7.30(c)   8.69(c)

(a) Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods less than one year are not annualized. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. Investing in gold is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.
    The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 23, 2002. The actual performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The S&P 500 Composite Stock Price Index is an unmanaged indicator of stock market performance. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested.
(b) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
(c) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively. Class B Shares are not available for new purchases.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

GAMCO GOLD FUND,  INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For  the Six Month Period from January 1, 2006 through June 30, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended June 30, 2006.

                    Beginning      Ending     Annualized   Expenses
                 Account Value  Account Value  Expense   Paid During
                   01/01/06       06/30/06      Ratio      Period*
--------------------------------------------------------------------------------
GAMCO GOLD FUND, INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00     $1,248.10      1.44%      $ 8.03
Class A            $1,000.00     $1,247.70      1.44%      $ 8.03
Class B            $1,000.00     $1,243.10      2.19%      $12.18
Class C            $1,000.00     $1,243.20      2.19%      $12.18
HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00     $1,017.65      1.44%      $ 7.20
Class A            $1,000.00     $1,017.65      1.44%      $ 7.20
Class B            $1,000.00     $1,013.93      2.19%      $10.94
Class C            $1,000.00     $1,013.93      2.19%      $10.94

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of June 30, 2006:


GAMCO GOLD FUND, INC.

North America ................................   58.1%
South Africa .................................   19.2%
Australia ....................................   13.3%
United Kingdom ...............................    8.0%
Latin America ................................    0.8%
U.S. Government Obligations ..................    0.2%
Russia .......................................    0.2%
Other Assets and Liabilities (Net) ...........    0.2%
                                                ------
                                                100.0%
                                                =====


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.



PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
     SHARES                                              COST           VALUE
     ------                                              ----          -------

               COMMON STOCKS -- 99.0%
               METALS AND MINING -- 99.0%
               AUSTRALIA -- 13.3%
  1,360,000    Kingsgate Consolidated Ltd. .......   $  3,909,992   $  5,194,580
  7,345,000    Lihir Gold Ltd.+ ..................      6,339,293     15,719,283
    575,000    Newcrest Mining Ltd. ..............      5,936,205      9,007,139
  9,058,750    Oxiana Ltd. .......................      5,250,185     21,271,778
  9,000,000    Pan Australian Resources Ltd.+ ....      1,811,427      2,006,375
  1,000,000    Perseverance Corp. Ltd.+ ..........        226,560        271,232
    500,000    Sino Gold Ltd.+ ...................        926,562      1,857,755
  8,175,000    Tanami Gold NL+ ...................      1,105,130      1,640,212
                                                     ------------   ------------
                                                       25,505,354     56,968,354
                                                     ------------   ------------
               LATIN AMERICA -- 0.8%
    127,400    Compania de Minas
                 Buenaventura SA, ADR ............      2,766,271      3,475,472
                                                     ------------   ------------
               NORTH AMERICA -- 57.5%
    400,000    AfriOre Ltd.+ .....................      1,563,562      1,845,382
    489,000    Agnico-Eagle Mines Ltd., New York .      6,625,558     16,176,104
    256,231    Agnico-Eagle Mines Ltd., Toronto ..      2,091,512      8,495,142
    555,400    Arizona Star Resource Corp.+ ......        763,899      6,343,590
    500,000    Axmin Inc.+ .......................        167,044        425,513
  1,300,000    Axmin Inc.+ (c)(d) ................        397,833      1,106,333
    225,000    Banro Corp.+ ......................        584,209      2,174,819
    125,000    Banro Corp.+ (b)(c) ...............        373,580      1,208,233
    437,393    Barrick Gold Corp., New York ......     12,807,044     12,946,833
    162,668    Barrick Gold Corp., Toronto .......      4,254,172      4,804,411
     50,000    BrazMin Corp.+ ....................        116,435         77,936
     35,000    Dundee Precious Metals Inc.+ ......        340,738        376,243
    100,000    Eldorado Gold Corp., New York+ ....        173,000        483,000
    844,900    Eldorado Gold Corp., Toronto+ .....      2,285,423      4,102,265
    467,500    Eldorado Gold Corp., Toronto+ (b)(c)       568,659      2,269,865
    487,500    Freeport-McMoRan Copper &
                 Gold Inc., Cl. B                       8,447,076     27,012,375
    180,000    Gammon Lake Resources Inc.+ .......        745,892      2,468,691
    430,000    Glamis Gold Ltd., New York+ .......      4,829,840     16,279,800
    208,200    Glamis Gold Ltd., Toronto+ ........      1,465,135      7,893,061
    187,600    Goldcorp Inc., New York ...........      1,867,154      5,669,272
    343,200    Goldcorp Inc., Toronto ............      1,575,498     10,345,498
  1,102,000    Golden Queen Mining Co. Ltd.+ .....        590,609        918,086
  1,000,000    Golden Queen Mining Co. Ltd.+ (c)(d)       393,794        833,109
    400,000    IAMGOLD Corp., New York ...........      2,441,950      3,560,000

                                                                        MARKET
     SHARES                                              COST           VALUE
     ------                                              ----          -------

  1,505,060    IAMGOLD Corp., Toronto ............   $  7,504,867   $ 13,374,716
     30,000    Ivanhoe Mines Ltd., New York+ .....        114,450        204,600
    270,000    Ivanhoe Mines Ltd., Toronto+ ......        589,798      1,828,541
    400,000    Jaguar Mining Inc.+ ...............        911,267      1,648,302
  1,135,000    Kinross Gold Corp., New York+ .....      9,944,592     12,360,150
    624,999    Kinross Gold Corp., Toronto+ ......      4,345,385      6,813,794
    645,295    Meridian Gold Inc., New York+ .....     10,013,710     20,442,946
     70,000    Meridian Gold Inc., Toronto+ ......        301,514      2,208,546
    300,000    Mexgold Resources Inc.+ ...........        656,599      1,932,276
    300,000    Miramar Mining Corp., New York+ ...        364,650      1,110,000
    800,000    Miramar Mining Corp., Toronto+ ....      1,041,439      2,916,779
    200,000    Miramar Mining Corp., Toronto+ (b)(c)      300,679        729,195
     60,000    Nevsun Resources Ltd., New York+ ..         69,834        174,000
    775,000    Nevsun Resources Ltd., Toronto+ ...      1,747,294      2,228,568
    175,000    Nevsun Resources Ltd., Toronto+ (b)(c)     354,761        503,225
     79,300    New Gold Inc.+ ....................        619,505        706,120
    125,000    New Gold Inc.+ (a)(c)(d) ..........        985,934      1,113,052
    480,071    Newmont Mining Corp. ..............     16,117,611     25,410,158
    600,000    Northern Star Mining Corp.+ .......        415,416        601,989
  5,000,000    Odyssey Resources Ltd. (a)(c)(d) ..        244,242        671,862
    150,000    Orezone Resources Inc., New York+ .        133,523        219,000
  1,051,000    Orezone Resources Inc., Toronto+ ..        630,462      1,544,065
    350,000    Semafo Inc.+ ......................        661,946        696,049
    300,000    Semafo Inc.+ (b)(c) ...............        437,616        596,614
    250,000    SXR Uranium One Inc.+ (a)(c)(d) ...      1,663,477      1,757,368
    300,000    Viceroy Exploration Ltd.+ .........      1,860,664      2,257,458
  2,139,215    Wesdome Gold Mines Ltd.+ ..........      3,552,912      3,832,688
    500,000    Western Quebec Mines Inc. .........        867,077        851,026
                                                     ------------   ------------
                                                     121,920,840     246,548,648
                                                     ------------   ------------
               RUSSIA -- 0.2%
     20,000    Polyus Gold Co. ZAO, ADR ..........        428,270        891,400
                                                     ------------   ------------
               SOUTH AFRICA -- 19.2%
     96,700    Anglo Platinum Ltd. ...............      4,565,455     10,182,496
    122,058    AngloGold Ashanti Ltd., ADR .......      4,687,895      5,873,431
    125,000    Gold Fields Ltd. ..................      1,625,000      2,824,268
  1,283,249    Gold Fields Ltd., ADR .............     16,126,284     29,386,402
    200,000    Harmony Gold Mining Co. Ltd.+ .....      2,614,946      3,182,706

                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
     SHARES                                              COST           VALUE
     ------                                              ----          -------

               COMMON STOCKS (CONTINUED)
               SOUTH AFRICA (CONTINUED)
  1,011,326    Harmony Gold Mining Co. Ltd., ADR+    $ 13,956,026   $ 16,474,501
     20,000    Impala Platinum Holdings Ltd. .....      1,450,762      3,681,506
    228,000    Impala Platinum Holdings Ltd., ADR       2,553,975     10,548,557
                                                     ------------   ------------
                                                       47,580,343     82,153,867
                                                     ------------   ------------
               UNITED KINGDOM -- 8.0%
    300,000    Avnel Gold Mining Ltd.+ (a)(c)(d) .        255,863        282,182
    900,000    Cluff Gold Ltd.+ ..................      1,062,915      1,040,183
    600,000    Highland Gold Mining Ltd.+ ........      2,804,871      2,549,143
    145,000    Lonmin plc ........................      4,127,808      7,542,671
     15,000    Monterrico Metals plc+ ............         33,801         72,535
  1,087,200    Randgold Resources Ltd., ADR+ .....      6,354,403     22,831,200
                                                     ------------   ------------
                                                       14,639,661     34,317,914
                                                     ------------   ------------
               TOTAL COMMON STOCKS ...............    212,840,739    424,355,655
                                                     ------------   ------------
               WARRANTS -- 0.6%
               NORTH AMERICA -- 0.6%
    145,500    Apollo Gold Corp., expire
                 12/23/06+ (a)(c)(d) .............              0            341
      4,900    Goldcorp Inc.,
                 expire 06/09/11+ ................         41,160         56,889
    100,000    Golden Star Resources Ltd.,
                 expire 02/14/07+ (a) ............              0         58,228
     62,500    New Gold Inc., expire
                 02/28/08+ (a)(c)(d) .............              0        120,764
    527,500    Northern Orion Resources Inc.,
                 expire 05/29/08+ (b)(c) .........              0      1,819,292
  5,000,000    Odyssey Resources Ltd., expire
                 10/26/07+ (a)(c)(d) .............        180,675        453,350
    250,000    Western Quebec Mines Inc.,
                 expire 02/10/07+ (a)(c)(d) ......              0         18,821
                                                     ------------   ------------
                                                          221,835      2,527,685
                                                     ------------   ------------
               UNITED KINGDOM -- 0.0%
    300,000    Avnel Gold Mining Ltd., expire
                 11/29/07+ (a)(c)(d) .............              0          9,011
                                                     ------------   ------------
               TOTAL WARRANTS ....................        221,835      2,536,696
                                                     ------------   ------------
  PRINCIPAL
   AMOUNT
   -------
               U.S. GOVERNMENT OBLIGATIONS -- 0.2%
 $1,073,000    U.S. Treasury Bills,
                 4.923% to 4.957%++,
                 09/07/06 to 09/28/06 ............      1,062,402      1,062,503
                                                     ------------   ------------
               TOTAL
                 INVESTMENTS -- 99.8% ............   $214,124,976    427,954,854
                                                     ============
               OTHER ASSETS AND LIABILITIES (NET) -- 0.2% .......        690,054
                                                                    ------------
               NET ASSETS -- 100.0% .............................   $428,644,908
                                                                    ============
----------------
 (a) Security  fair  valued  under  procedures   established  by  the  Board  of
     Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2006, the market value of fair valued securities amounted to $4,484,979 or 1.05% of total net assets.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the Rule 144A securities are considered liquid and the market value amounted to $7,126,424, or 1.66% of total net assets.
 (c) At June 30, 2006, the Fund held investments in restricted securities amounting to $13,492,617 or 3.15% of total net assets, which were valued under methods approved by the Board as follows:
                                                                        06/30/06
                                                                        CARRYING
ACQUISITION                                   ACQUISITION   ACQUISITION  VALUE
  SHARES     ISSUER                               DATE          COST    PER UNIT
  ------     ------                               ----          ----    --------
   145,500   Apollo Gold Corp.
               Warrants expire 12/23/06 ......  12/17/02           --    $0.0023
   300,000   Avnel Gold Mining Ltd. ..........  11/23/05   $  255,864     0.9406
   300,000   Avnel Gold Mining Ltd.
               Warrants expire 11/29/07 ......  11/23/05           --     0.0300
 1,300,000   Axmin Inc. ......................  12/20/02      397,833     0.8510
   125,000   Banro Corp. .....................  03/25/04      373,580     9.6659
   467,500   Eldorado Gold Corp., Toronto ....  12/06/02      568,659     4.8553
 1,000,000   Golden Queen Mining Co. Ltd. ....  01/13/04      393,794     0.8331
   200,000   Miramar Mining Corp., Toronto ...  07/24/03      300,679     3.6460
   175,000   Nevsun Resources Ltd., Toronto ..  02/12/03      354,761     2.8756
   125,000   New Gold Inc. ...................  02/01/06      985,934     8.9044
    62,500   New Gold Inc.
               Warrants expire 02/28/08 ......  02/01/06           --     1.9322
   527,500   Northern Orion Resources Inc.
               Warrants expire 05/29/08 ......  07/30/03           --     3.4489
 5,000,000   Odyssey Resources Ltd. ..........  10/20/05      244,242     0.1344
 5,000,000   Odyssey Resources Ltd.
               Warrants expire 10/26/07 ......  10/20/05      180,675     0.0907
   300,000   Semafo Inc. .....................  12/07/05      437,616     1.9887
   250,000   SXR Uranium One Inc. ............  02/07/06    1,663,477     7.0295
   250,000   Western Quebec Mines Inc.
               Warrants expire 02/10/07 ......  02/08/06           --     0.0753

(d) Illiquid security.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
ADR American Depository Receipt


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE      VALUE
--------------------------             --------    --------
North America ........................   58.5%   $250,138,836
South Africa .........................   19.2      82,153,867
Asia/Pacific .........................   13.3      56,968,354
Europe ...............................    8.2      35,218,325
Latin America ........................    0.8       3,475,472
                                        -----    ------------
                                        100.0%   $427,954,854
                                        =====    ============

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $214,124,976) ..............    $427,954,854
  Cash ...................................................           1,024
  Receivable for Fund shares sold ........................       1,497,074
  Receivable for investments sold ........................         864,493
  Dividends receivable ...................................          18,175
  Other assets ...........................................           6,309
                                                              ------------
  TOTAL ASSETS ...........................................     430,341,929
                                                              ------------
LIABILITIES:
  Foreign currency, at value (cost $816,943) .............         823,090
  Payable for investment advisory fees ...................         349,686
  Payable for Fund shares redeemed .......................         284,556
  Payable for distribution fees ..........................          93,939
  Other accrued expenses .................................         145,750
                                                              ------------
  TOTAL LIABILITIES ......................................       1,697,021
                                                              ------------
  NET ASSETS applicable to 16,516,710
    shares outstanding ...................................    $428,644,908
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock, each class at $0.001 par value ..........    $     16,517
  Additional paid-in capital .............................     201,682,902
  Accumulated net investment loss ........................     (10,746,160)
  Accumulated net realized gain on investments
    and foreign currency transactions ....................      23,858,685
  Net unrealized appreciation on investments .............     213,829,878
  Net unrealized appreciation on foreign
    currency translations ................................           3,086
                                                              ------------
  NET ASSETS .............................................    $428,644,908
                                                              ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($405,403,097 / 15,616,213 shares
    outstanding; 375,000,000 shares authorized) ..........          $25.96
                                                                    ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($12,435,382 / 479,380 shares outstanding;
    250,000,000 shares authorized) .......................          $25.94
                                                                    ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of the
    offering price) ......................................          $27.52
                                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($2,784,739 / 108,488 shares outstanding;
    125,000,000 shares authorized) .......................          $25.67(a)
                                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($8,021,690 / 312,629 shares outstanding;
    125,000,000 shares authorized) .......................          $25.66(a)
                                                                    ======
------------------
  (a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $40,709) ............     $ 2,405,218
  Interest ...............................................          26,372
                                                               -----------
  TOTAL INVESTMENT INCOME ................................       2,431,590
                                                               -----------
EXPENSES:
  Investment advisory fees ...............................       2,092,817
  Distribution fees - Class AAA ..........................         497,130
  Distribution fees - Class A ............................          13,670
  Distribution fees - Class B ............................          13,229
  Distribution fees - Class C ............................          36,390
  Shareholder services fees ..............................         114,584
  Shareholder communications expenses ....................          65,920
  Custodian fees .........................................          51,427
  Interest expense .......................................          48,496
  Legal and audit fees ...................................          27,619
  Registration expenses ..................................          25,542
  Directors' fees ........................................          17,723
  Miscellaneous expenses .................................          50,182
                                                               -----------
  TOTAL EXPENSES .........................................       3,054,729
  Less: Custodian fee credits ............................          (2,103)
                                                               -----------
  TOTAL NET EXPENSES .....................................       3,052,626
                                                               -----------
  NET INVESTMENT LOSS ....................................        (621,036)
                                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .......................      24,353,669
  Net realized gain on foreign currency
    transactions .........................................           5,825
  Net realized loss on gold bullion ......................        (277,000)
                                                               -----------
  Net realized gain (loss) on investments, foreign
    currency transactions, and gold bullion ..............      24,082,494
  Net change in unrealized appreciation/
    depreciation on investment securities
    and foreign currency translations ....................      60,722,367
                                                               -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY ..................      84,804,861

  CONTRIBUTIONS FROM THE ADVISER .........................         380,000
                                                               -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ......................................     $84,563,825
                                                               ===========

                 See accompanying notes to financial statements.

                              GAMCO GOLD FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                           JUNE 30, 2006              YEAR ENDED
                                                                            (UNAUDITED)            DECEMBER 31, 2005
                                                                            -----------            -----------------
OPERATIONS:
  Net investment loss ....................................................    $ (621,036)           $  (1,256,700)
  Net realized gain on investments, foreign currency transactions,
    and gold bullion .....................................................    24,082,494               10,531,956
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations ........................................    60,722,367               75,519,344
  Contributions from the Adviser (see Note 9) ............................       380,000                       --
                                                                            ------------             ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................    84,563,825               84,794,600
                                                                            ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ............................................................            --               (1,785,709)
    Class A ..............................................................            --                  (25,461)
    Class B ..............................................................            --                     (401)
    Class C ..............................................................            --                       --
                                                                            ------------             ------------
                                                                                      --               (1,811,571)
                                                                            ------------             ------------
  Net realized gains on investments
    Class AAA ............................................................            --               (7,242,973)
    Class A ..............................................................            --                 (145,835)
    Class B ..............................................................            --                  (46,372)
    Class C ..............................................................            --                 (113,049)
                                                                            ------------             ------------
                                                                                      --               (7,548,229)
                                                                            ------------             ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................            --               (9,359,800)
                                                                            ------------             ------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ............................................................    (8,184,699)             (19,067,032)
    Class A ..............................................................     3,514,896               (7,893,130)
    Class B ..............................................................       142,572                   57,817
    Class C ..............................................................     1,482,331                  (48,203)
                                                                            ------------             ------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............    (3,044,900)             (26,950,548)
                                                                            ------------             ------------
  REDEMPTION FEES ........................................................        37,510                   65,462
                                                                            ------------             ------------
  NET INCREASE IN NET ASSETS .............................................    81,556,435               48,549,714
NET ASSETS:
  Beginning of period ....................................................   347,088,473              298,538,759
                                                                            ------------             ------------
  End of period (including undistributed net investment income of
    $0 and $0, respectively) .............................................  $428,644,908             $347,088,473
                                                                            ============             ============

                 See accompanying notes to financial statements.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. GAMCO Gold Fund, Inc. (the "Fund"), formerly, Gabelli Gold Fund, Inc., was organized on May 13, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on July 11, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

debt  obligation  subject to an obligation of the seller to repurchase,  and the
Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2006, there were no open repurchase agreements.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2006, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's net asset value ("NAV") and a magnified effect in its total return.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits".

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on passive foreign investment companies and other investment securities and foreign currency transactions

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization. For the fiscal year ended December 31, 2005, reclassifications were made to decrease accumulated net investment loss by $1,276,298 and to decrease accumulated net realized gain on investments and foreign currency transactions by $1,662,379, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

           DISTRIBUTIONS PAID FROM:
           Ordinary income (inclusive of short-term
             capital gains) ...........................  $1,897,558
           Long-term capital gains ....................   7,848,075
                                                         ----------
           Total distributions paid ...................  $9,745,633
                                                         ==========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of earnings/(losses) on a tax basis were as follows:

  Dividends payable .....................................   $       (248)
  Net unrealized appreciation on investments,
    foreign receivables and payables and foreign
    currency transactions ...............................    142,761,912
                                                            ------------
  Total accumulated gain ................................   $142,761,664
                                                            ============

For the fiscal year ended December 31, 2005, the Fund utilized net capital loss carryforwards of $1,111,697.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at June 30, 2006:

                                                   GROSS             GROSS         NET UNREALIZED
                                                UNREALIZED        UNREALIZED        APPRECIATION/
                                COST           APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                ----           ------------      ------------      --------------
 Investments ............. $224,473,662        $214,162,888      $(10,681,696)      $203,481,192

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2006, other than short-term securities, aggregated $35,872,773 and $40,669,828, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2006, Gabelli & Company informed the Fund that it received $21,623 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2006, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At June 30, 2006, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended June 30, 2006 was $2,667,028 with a weighted average interest rate of 5.67%. The maximum amount borrowed at any time during the six months ended June 30, 2006 was $14,715,000.

8. CAPITAL STOCK TRANSACTIONS.  The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 amounted to $37,510 and $65,462, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

GAMCO GOLD FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30, 2006                      YEAR ENDED
                                                              (UNAUDITED)                    DECEMBER 31, 2005
                                                     ----------------------------      ---------------------------
                                                       SHARES           AMOUNT           SHARES          AMOUNT
                                                     ----------------------------      ---------------------------
                                                               CLASS AAA                        CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold .......................................   3,964,245     $  99,175,287       4,491,726    $  75,374,035
Shares issued upon reinvestment of dividends ......          --                --         386,787        7,991,029
Shares redeemed ...................................  (4,359,541)     (107,359,986)     (6,305,131)    (102,432,096)
                                                     ----------     -------------      ----------    -------------
  Net decrease ....................................    (395,296)    $  (8,184,699)     (1,426,618)   $ (19,067,032)
                                                     ==========     =============      ==========    =============
                                                               CLASS A                           CLASS A
                                                     ----------------------------      ---------------------------
Shares sold .......................................     308,155     $   7,692,785          79,259    $   1,360,166
Shares issued upon reinvestment of dividends ......          --                --           7,399          152,715
Shares redeemed ...................................    (152,988)       (4,177,889)       (626,791)      (9,406,011)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) .........................     155,167     $   3,514,896        (540,133)   $  (7,893,130)
                                                     ==========     =============      ==========    =============
                                                               CLASS B                           CLASS B
                                                     ----------------------------      ---------------------------
Shares sold .......................................      25,666     $     602,423          22,102    $     367,655
Shares issued upon reinvestment of dividends ......          --                --           1,235           25,333
Shares redeemed ...................................     (18,881)         (459,851)        (19,860)        (335,171)
                                                     ----------     -------------      ----------    -------------
  Net increase ....................................       6,785     $     142,572           3,477    $      57,817
                                                     ==========     =============      ==========    =============
                                                               CLASS C                           CLASS C
                                                     ----------------------------      ---------------------------
Shares sold .......................................     118,265     $   2,832,557          66,965    $   1,145,961
Shares issued upon reinvestment of dividends ......          --                --           4,990          102,289
Shares redeemed ...................................     (54,898)       (1,350,226)        (79,725)      (1,296,453)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) .........................      63,367     $   1,482,331          (7,770)   $     (48,203)
                                                     ==========     =============      ==========    =============

9. CONTRIBUTIONS FROM THE ADVISER. The Adviser reimbursed the Gold Fund $380,000 as a consequence of an inadvertent breach of the Fund's asset diversification requirements.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, is responding to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. Since these discussions are ongoing, it cannot be determined at this time whether they will ultimately result in a settlement of this matter. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO GOLD FUND, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                   FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                         -------------------------------------------    ---------------------------------------
                                              Net
             Net Asset                   Realized and       Total                       Net
  Period       Value,         Net         Unrealized        from           Net       Realized
   Ended     Beginning     Investment    Gain (Loss) on  Investment     Investment    Gain on       Total
 December 31  of Period Income (Loss)(a)  Investments    Operations       Income    Investments  Distributions
 -----------  --------- ---------------  --------------  ----------     ----------  -----------  -------------
CLASS AAA
  2006(d)      $20.80      $(0.03)         $ 5.19         $ 5.16             --          --            --
  2005          16.00       (0.07)           5.45           5.38         $(0.12)     $(0.46)       $(0.58)
  2004          18.18       (0.12)          (1.87)         (1.99)         (0.19)      (0.01)        (0.20)
  2003          12.28       (0.08)           6.11           6.03          (0.17)         --         (0.17)
  2002           6.56       (0.02)           5.74           5.72             --          --            --
  2001           5.26        0.07            1.30           1.37          (0.07)         --         (0.07)
CLASS A (G)
  2006(d)      $20.79      $(0.03)         $ 5.18         $ 5.15             --          --            --
  2005          15.97       (0.07)           5.43           5.36         $(0.08)     $(0.46)       $(0.54)
  2004          18.16       (0.12)          (1.86)         (1.98)         (0.21)      (0.01)        (0.22)
  2003          12.28       (0.08)           6.11           6.03          (0.19)         --         (0.19)
CLASS B (G)
  2006(d)      $20.65      $(0.13)         $ 5.15         $ 5.02             --          --            --
  2005          15.93       (0.19)           5.37           5.18         $(0.00)(e)  $(0.46)       $(0.46)
  2004          18.10       (0.23)          (1.87)         (2.10)         (0.08)      (0.00)(e)     (0.08)
  2003          12.28       (0.18)           6.07           5.89          (0.11)         --         (0.11)
CLASS C (G)
  2006(d)      $20.64      $(0.13)         $ 5.15         $ 5.02             --          --            --
  2005          15.92       (0.19)           5.37           5.18             --      $(0.46)       $(0.46)
  2004          18.10       (0.23)          (1.87)         (2.10)        $(0.09)      (0.00)(e)     (0.09)
  2003          12.28       (0.18)           6.08           5.90          (0.12)         --         (0.12)


                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    -------------------------------------------------------

                         Net Asset           Net Assets    Net
  Period                  Value,               End of   Investment                Portfolio
   Ended     Redemption   End of     Total     Period     Income      Operating    Turnover
 December 31   Fees(a)    Period    Return+  (in 000's)   (Loss)    Expenses(b)(c)   Rate
 ----------- ----------  ---------  -------  ---------- ----------  -------------- --------
CLASS AAA
  2006(d)      $0.00(e)    $25.96    24.8%   $405,403     (0.28)%(f)    1.44%(f)       9%
  2005          0.00(e)     20.80    33.6     333,104     (0.44)        1.52           4
  2004          0.01        16.00   (10.9)    279,081     (0.73)        1.54          11
  2003          0.04        18.18    49.4     352,112     (0.58)        1.55          12
  2002            --        12.28    87.2     138,906     (0.15)        1.67          53
  2001            --         6.56    26.0      15,514      1.19         2.46          37
CLASS A (G)
  2006(d)      $0.00(e)    $25.94    24.8%   $ 12,435     (0.27)%(f)    1.44%(f)       9%
  2005          0.00(e)     20.79    33.6       6,739     (0.47)        1.54           4
  2004          0.01        15.97   (10.8)     13,802     (0.76)        1.54          11
  2003          0.04        18.16    49.4       5,480     (0.58)        1.55          12
CLASS B (G)
  2006(d)      $0.00(e)    $25.67    24.3%    $ 2,785     (1.04)%(f)    2.19%(f)       9%
  2005          0.00(e)     20.65    32.6       2,100     (1.19)        2.27           4
  2004          0.01        15.93   (11.6)      1,565     (1.49)        2.29          11
  2003          0.04        18.10    48.3       1,626     (1.33)        2.30          12
CLASS C (G)
  2006(d)      $0.00(e)    $25.66    24.3%    $ 8,022     (1.03)%(f)    2.19%(f)       9%
  2005          0.00(e)     20.64    32.6       5,145     (1.19)        2.27           4
  2004          0.01        15.92   (11.5)      4,091     (1.49)        2.29          11
  2003          0.04        18.10    48.4       2,935     (1.33)        2.30          12
----------------------------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment  at the beginning  of  the  period  and  sold  at  the  end  of the  period  including  reinvestment  of distributions  and does not reflect  applicable sale charges.  Total return excluding the effect of the  contribution  from the Fund's Adviser of $380,000 for the six months ended June 30, 2006 was  24.7%,  24.7%,  24.2%,  and  24.2%  for Class  AAA,  Class A,  Class B, and Class C Shares,
    respectively. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The Fund  incurred  interest  expense  during the years ended  December  31,  2002 and 2001.  If interest  expense had not been incurred,  the Class AAA ratios of operating  expenses to average net assets would have been 1.64% and 2.40%, respectively.
(c) The Fund  incurred  interest  expense  during the six months  ended June 30,  2006 and the years ended  December  31, 2005 and 2004.  If interest  expense  had not been  incurred,  the ratio of operating  expenses to average net assets would have been 1.42%,  1.50%,  and 1.52% (Class AAA),
    1.42%,  1.51%,  and 1.52% (Class A),  2.17%,  2.25%,  and 2.27% (Class B), and 2.17%,  2.25% and
    2.27% (Class C), respectively.
(d) For the period ended June 30, 2006, unaudited.
(e) Amount represents less than $0.005 per share.
(f) Annualized.
(g) Class A, Class B, and Class C Shares were  outstanding  for the period December 27, 2002 through
    December 31, 2002.  Financial  Highlights  are not  presented  for Class A, Class B, and Class C
    Shares as the information for this period is not considered meaningful.

                          See accompanying notes to financial statements.

                              GAMCO GOLD FUND,INC.

BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of GAMCO Gold Fund, Inc. (the "Fund"), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "independent board members"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the ") for the Fund.

More specifically, at a meeting held on February 15, 2006, the Board, including the independent board members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The independent board members considered the nature, quality, and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the independent board members in their capacity as directors, and other services. The independent board members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The independent board members considered short-term and long-term investment performance for the Fund over various periods of time as compared to both relevant equity indices and the performance of the Fund's Lipper Inc. peer group, and concluded that the Adviser was delivering acceptable performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.


3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The independent board members considered the Fund's advisory fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The independent board members noted that the mix of services under the Advisory Agreement are much more extensive than those under the advisory agreements for non-fund clients. While the independent board members recognized that the investment advisory fee paid by the Fund is generally at the high end of its peer group, they concluded that the fee is acceptable based upon the qualifications, experience, reputation, and performance of the Adviser and the moderate overall expense ratio of the Fund.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The independent board members considered the Adviser's overall profitability and costs, and pro-forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The independent board members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently-enacted regulatory requirements and new or enhanced Fund policies and procedures. The independent board members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The independent board members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The independent board members noted that economies of scale may develop for certain funds as their assets increase and their fund-level expenses decline as a percentage of assets, but that fund-level economies of scale may not necessarily result in Adviser-level economies of scale. The Adviser had stated during the main meeting that the expenses incurred by the Adviser relating to management of the Fund have increased substantially in recent years as a percentage of advisory fees, rather than declining as might be anticipated as the assets of the Fund increase. The independent board members agreed that it was possible that Adviser-level expenses incurred in managing the Fund eventually may level off or decline as a percentage of advisory fees, especially if the assets of the Fund continue to grow beyond certain thresholds.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The independent board members also considered whether the advisory fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. OTHER RELEVANT CONSIDERATIONS.

(A) ADVISER PERSONNEL AND METHODS. The independent board members considered the size, education, and experience of the Adviser's staff, the Adviser's fundamental research capabilities, and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The independent board members also considered the character and amount of other incidental benefits received by the Adviser and its affiliates from its association with the Fund. The independent board members concluded that potential "fall-out" benefits that the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. In considering the Advisory Agreement, the independent board members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the independent board members that shareholders had received very favorable absolute and relative performance at reasonable fees and, therefore, re-approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the independent board members noted that the Adviser has managed the Fund since its inception, and the independent board members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The independent board members considered, generally, that shareholders invested in the Fund knowing that the Adviser managed the Fund and knowing its investment advisory fee schedule. As such, the independent board members considered, in particular, whether the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The independent board members concluded that the Fund was managed by the Adviser consistent with its investment objectives and policies. Upon conclusion of their review and discussion, the independent board members unanimously agreed to recommend the continuation of the Advisory Agreement for the Fund.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              GAMCO GOLD FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                      Werner J. Roeder, MD
CHAIRMAN AND CHIEF                         MEDICAL DIRECTOR
EXECUTIVE OFFICER                          LAWRENCE HOSPITAL
GAMCO INVESTORS, INC.

E. Val Cerutti                             Anthonie C. van Ekris
CHIEF EXECUTIVE OFFICER                    CHAIRMAN
CERUTTI CONSULTANTS, INC.                  BALMAC INTERNATIONAL, INC.

Anthony J. Colavita                        Daniel E. Zucchi
ATTORNEY-AT-LAW                            PRESIDENT
ANTHONY J. COLAVITA, P.C.                  DANIEL E. ZUCCHI ASSOCIATES

Salvatore J. Zizza
CHAIRMAN
HALLMARK ELECTRICAL SUPPLIES CORP.


                         OFFICERS AND PORTFOLIO MANAGER

Caesar Bryan                               Bruce N. Alpert
PORTFOLIO MANAGER                          PRESIDENT

James E. McKee                             Agnes Mullady
SECRETARY                                  TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of GAMCO Gold Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB008Q206SR

                                                                           GAMCO







                                                            GAMCO
                                                            GOLD
                                                            FUND,
                                                            INC.







                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant   to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule  30a-2(b)  under  the  1940  Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    GAMCO Gold Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 1, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           & Treasurer


Date     September 1, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.